Summary of Accounting Policies (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Administrative expenses	$ 595,024
Fees and commissions associated with investments other than common stock	2,200,000
Revenue-sharing adjustments, fee levelization	$ 83,000